Debt Maturing Within One Year (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Long-term debt maturing within one year	$ 3,486	$ 3,869
Commercial paper and other	447	500
Total debt maturing within one year	$ 3,933	$ 4,369